Operating Risk - Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Operating Risk
Number of customers, operating income from which is over 10% of the Company's total operating income | customer	0
Revenue	$ 140,199	$ 190,510	$ 91,642
Customer Concentration Risk
Operating Risk
Revenue	7,747	106,732	87,281
Blackrock Income Uk Holding Limited | Customer Concentration Risk
Operating Risk
Revenue	486	26,202
RI Income UK Holding Limited | Customer Concentration Risk
Operating Risk
Revenue		24,142
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Customer Concentration Risk
Operating Risk
Revenue		21,635
Shotoco Energy, LLC. | Customer Concentration Risk
Operating Risk
Revenue		21,281
Zhongwei Hanky Wiye Solar Co Ltd | Customer Concentration Risk
Operating Risk
Revenue		8,387	27,871
Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Customer Concentration Risk
Operating Risk
Revenue	7,148	$ 5,085	23,939
Xinyu Realforce Energy Co., Ltd. | Customer Concentration Risk
Operating Risk
Revenue	$ 113		23,585
K D C Solar Credit L S L L C | Customer Concentration Risk
Operating Risk
Revenue			$ 11,886
Sales Revenue, Net | Customer Concentration Risk
Operating Risk
Revenue (as a percent)	4.00%	56.00%	95.00%
Sales Revenue, Net | Blackrock Income Uk Holding Limited | Customer Concentration Risk
Operating Risk
Revenue (as a percent)	0.00%	14.00%
Sales Revenue, Net | RI Income UK Holding Limited | Customer Concentration Risk
Operating Risk
Revenue (as a percent)		13.00%
Sales Revenue, Net | Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Customer Concentration Risk
Operating Risk
Revenue (as a percent)		11.00%
Sales Revenue, Net | Shotoco Energy, LLC. | Customer Concentration Risk
Operating Risk
Revenue (as a percent)		11.00%
Sales Revenue, Net | Zhongwei Hanky Wiye Solar Co Ltd | Customer Concentration Risk
Operating Risk
Revenue (as a percent)		4.00%	30.00%
Sales Revenue, Net | Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Customer Concentration Risk
Operating Risk
Revenue (as a percent)	4.00%	3.00%	26.00%
Sales Revenue, Net | Xinyu Realforce Energy Co., Ltd. | Customer Concentration Risk
Operating Risk
Revenue (as a percent)	0.00%		26.00%
Sales Revenue, Net | K D C Solar Credit L S L L C | Customer Concentration Risk
Operating Risk
Revenue (as a percent)			13.00%